10-K Stock-Based Compensation	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based CompensationUntil the spinoff is complete, key employees of Knife River will continue to participate in the stock-based compensation plans authorized and managed by MDU Resources. Knife River uses the straight-line amortization method to recognize compensation expense related to restricted stock, which only has a service condition. Knife River recognizes compensation expense related to performance awards with market-based performance metrics on a straight-line basis over the requisite service period. Total stock-based compensation expense (after tax) for participants of the Company was $1.2 million, $1.4 million and $1.3 million in 2022, 2021 and 2020, respectively. As of December 31, 2022, total remaining unrecognized compensation expense related to stock-based compensation for the Company was approximately $1.7 million (before income taxes), which will be amortized over a weighted average period of 1.5 years.
Restricted stock awards
In February 2022 and 2021, key employees of the Company were granted restricted stock awards under MDU Resources’ long-term performance-based incentive plan. The shares vest over three years, contingent on continued employment. Compensation expense is recognized over the vesting period. At December 31, 2022, the number of outstanding shares granted was 23,197 with a weighted average grant-date fair value of $27.54 per share.
Performance share awards
In February 2022 and 2021, key employees of the Company were granted performance share awards under MDU Resources’ long-term performance-based incentive plan authorized by MDU Resources’ compensation committee. The compensation committee has the authority to select the recipients of awards, determine the type and size of awards, and establish certain terms and conditions of award grants. Share awards are generally earned over a three-year vesting period and tied to specific financial metrics. Upon vesting, participants receive dividends that accumulate during the vesting period.
Target grants of performance shares outstanding at December 31, 2022, for the Company were as follows:

Grant Date	Performance Period	Target Grant of Shares
February 2021	2021-2023	34.655
February 2022	2022-2024	34.946
Under the market condition for these performance share awards, participants may earn from zero to 200 percent of the apportioned target grant of shares based on MDU Resources’ total stockholder return relative to that of the selected peer group. Compensation expense is based on the grant-date fair value as determined by Monte Carlo simulation. The blended volatility term structure ranges are comprised of 50 percent historical volatility and 50 percent implied volatility. Risk-free interest rates were based on U.S. Treasury security rates in effect as of the grant date. Assumptions used for grants applicable to the market condition for certain performance shares issued in 2022, 2021 and 2020 were:

	2022			2021			2020
Weighted average grant-date fair value	$36.25			$37.96			$40.75
Blended volatility range	24.07%	-	31.41%	35.37%	-	46.35%	15.30%	-	15.97%
Risk-free interest rate range	0.71%	-	1.68%	0.02%	-	0.20%	1.45%	-	1.62%
Weighted average discounted dividends per share	$2.93			$3.16			$2.91
Under the performance conditions for these performance share awards, participants may earn from zero to 200 percent of the apportioned target grant of shares. The performance conditions are based on MDU Resources’ compound annual growth rate in earnings from continuing operations before interest, taxes, depreciation, depletion and amortization and MDU Resources’ compound annual growth rate in earnings from continuing operations. The weighted average grant-date fair value per share for the performance shares applicable to these performance conditions issued in 2022, 2021 and 2020 was $27.73, $27.35 and $31.63, respectively.
The fair value of the performance shares that vested during the years ended December 31, 2022, 2021 and 2020, was $932,000, $1.7 million and $1.3 million, respectively.
A summary of the status of the performance share awards for the year ended December 31, 2022, was” as follows:

	Number of Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of period	69,250	$34.42
Granted	34,946	31.99
Additional performance shares earned (unearned)	(2,874)	31.63
Less:
Vested	31,721	36.60
Nonvested at end of period	69,601	$32.32